Cash flow hedges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trading Gains Losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Income Statement Location of Gain (Loss) Reclassified from Accumulated OCI	Trading account profit	Trading account profit	Trading account profit
Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Income Statement Location of Gain (Loss) Reclassified from Accumulated OCI			Interest expense
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(2,294)	(1,228)	(1,419)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(302)	(964)	(6,915)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(116)	0	125
Cash Flow Hedging [Member] | Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(2,294)	(1,228)	(1,419)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(302)	(964)	(4,535)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(116)	0	125
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net			0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net			(2,380)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net			0